UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina     November 14, 2011
      -----------------        ---------------------------     -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $ 1,202,266
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-12814             Investcorp Silverback Arbitrage Master Fund, Limited

                           FORM 13F INFORMATION TABLE

NAME OF ISSUER              TITLE OF                    CUSIP      VALUE   SH/PRN     SH/ PUT/ INVESTMENT     OTHR  VOTING AUTHORITY
                            CLASS                       NUMBER    (x1000)  AMOUNT     PRN CALL DISCRETION     MGRS  SOLE SHARED NONE
--------------------------- -------------------         --------- -------  --------   --- ---- -------------- ---- -----------------
Aloca Inc                   Note 5.2500% 2014-03-15     013817AT8  15,908   9,704,000 PRN      Shared-Defined 1    9,704,000
Archer Daniels Midland      Note 0.8750% 2014-02-15     039483AW2  18,429  18,500,000 PRN      Shared-Defined 1   18,500,000
Amerigourp Corp             Note 2.0000% 2012-05-15     03073TAB8  23,835  22,300,000 PRN      Shared-Defined 1   22,300,000
Amgen Inc                   Note 0.3750% 2013-02-01     031162AQ3  63,893  65,000,000 PRN      Shared-Defined 1   65,000,000
Arvinmeritor Inc            Note 4.000% 2027-02-15 '19  043353AH4   1,359   2,000,000 PRN      Shared-Defined 1    2,000,000
Arvinmeritor Inc            Note FLOAT 2026-03-01 '16   043353AF8  16,581  21,750,000 PRN      Shared-Defined 1   21,750,000
Actuant Corp                Note A FLOAT 2023-11-15     00508XAB0  16,367  14,907,000 PRN      Shared-Defined 1   14,907,000
Best Buy                    Note 2.2500% 2022-01-15 '09 086516AF8  19,470  19,500,000 PRN      Shared-Defined 1   19,500,000
Sotheby's                   Note 3.1250% 2013-06-15     835898AC1   6,672   6,000,000 PRN      Shared-Defined 1    6,000,000
Borg Waner Inc              Note 3.5000% 2012-04-15     099724AF3  16,609   8,970,000 PRN      Shared-Defined 1    8,970,000
Cubist Pharmaceutical InC   Note 2.2500% 2013-06-15     229678AC1   8,784   7,000,000 PRN      Shared-Defined 1    7,000,000
Chesapeake Energy           Note 2.5000% 2037-05-15 '17 165167BZ9  21,860  23,105,000 PRN      Shared-Defined 1   23,105,000
Salesforce.com              Note 0.7500% 2015-01-15     79466LAB0  34,741  23,500,000 PRN      Shared-Defined 1   23,500,000
Covanta Holding Corp        Note 3.2500% 2014-06-01     22282EAC6  18,042  16,500,000 PRN      Shared-Defined 1   16,500,000
Dendreon Corp               Note 2.8750% 2016-01-15     24823QAC1   9,408  13,000,000 PRN      Shared-Defined 1   13,000,000
Dryships Inc                Note 5.0000% 2014-12-01     262498AB4   6,804  11,000,000 PRN      Shared-Defined 1   11,000,000
EarthLink Inc               Note FLOAT 2026-11-15 '11   270321AA0  13,503  13,500,000 PRN      Shared-Defined 1   13,500,000
EMC Corp                    Note 1.7500% 2011-12-01     268648AK8  95,531  73,000,000 PRN      Shared-Defined 1   73,000,000
Equinix Inc                 Note 2.5000% 2012-04-15     29444UAF3   2,541   2,500,000 PRN      Shared-Defined 1    2,500,000
Exterran Holdings Inc       Note 4.2500% 2014-06-15     30225XAA1   1,829   2,000,000 PRN      Shared-Defined 1    2,000,000
Goodrich Petroleum Co.      Note 5.000% 2029-10-01 '14  382410AC2   3,611   4,000,000 PRN      Shared-Defined 1    4,000,000
Hologic Inc                 Note FLOAT 2037-12-15 '13   436440AA9  16,944  18,000,000 PRN      Shared-Defined 1   18,000,000
Hornbeck Offshore Service   Note FLOAT 2026-11-15 '13   440543AE6   6,709   7,200,000 PRN      Shared-Defined 1    7,200,000
Iconix Brand Group Inc      Note 1.8750% 2012-06-30     451055AB3  18,074  18,311,000 PRN      Shared-Defined 1   18,311,000
Interpublic Group           Note 4.2500% 2023-03-15 '12 460690BA7  18,441  18,247,000 PRN      Shared-Defined 1   18,247,000
Ingersall Rand Co           Note 4.5000% 2012-04-15     45687AAD4  24,414  15,229,000 PRN      Shared-Defined 1   15,229,000
James River Coal Company    Note 4.5000% 2015-12-01     470355AF5   4,398   5,500,000 PRN      Shared-Defined 1    5,500,000
Kinross Gold Mine           Note1.7500% 2028-03-15 '13  496902AD9  16,787  17,000,000 PRN      Shared-Defined 1   17,000,000
Kulicke & Soffa Ind Inc     Note 0.8750% 2012-06-01     501242AT8  13,732  13,912,000 PRN      Shared-Defined 1   13,912,000
L-3 Communications
  Holdings                  Note3.000% 2035-08-01 '11   502413AW7  29,209  30,720,000 PRN      Shared-Defined 1   30,720,000
Lincare Holdings            Note2.7500% 2037-11-01 '14  532791AF7  12,972  12,626,000 PRN      Shared-Defined 1   12,626,000
Lincare Holdings            Note2.7500% 2037-11-01 '12  532791AE0  12,030  11,710,000 PRN      Shared-Defined 1   11,710,000
CHENIERE ENERGY INC         Note 2.2500% 2012-08-01     16411RAE9  14,175  17,500,000 PRN      Shared-Defined 1   17,500,000
Level 3 Communications      Note15.0000% 2013-01-15     52729NBM1  11,522   9,000,000 PRN      Shared-Defined 1    9,000,000
Medtronic Inc               Note 1.6250% 2013-04-15     585055AM8  57,563  57,500,000 PRN      Shared-Defined 1   57,500,000
McMoran Exploration Co.     Note 5.2500% 2011-10-06     582411AE4   9,190   9,055,000 PRN      Shared-Defined 1    9,055,000
Micron Technology           Note 4.2500% 2013-10-15     595112AJ2   9,228   7,400,000 PRN      Shared-Defined 1    7,400,000
Mylan Lab Inc               Note 1.2500% 2012-03-15     628530AG2  15,022  15,000,000 PRN      Shared-Defined 1   15,000,000
Newmont Mining Corp         Note 3.0000% 2012-02-15     651639AK2  41,548  30,000,000 PRN      Shared-Defined 1   30,000,000
National Financial Partners Note 4.0000% 2017-06-15     63607PAC3   5,773   5,400,000 PRN      Shared-Defined 1    5,400,000
NetApp Inc                  Note 1.7500% 2013-06-01     64110DAB0  59,049  48,500,000 PRN      Shared-Defined 1   48,500,000
Nuvasive Inc                Note 2.2500% 2013-03-15     670704AB1   8,011   8,250,000 PRN      Shared-Defined 1    8,250,000
ON Semiconductor            Note 2.6250% 2026-12-15 '13 682189AG0  17,528  16,500,000 PRN      Shared-Defined 1   16,500,000
ON Semiconductor            Note 0.000% 2024-04-15 '10  682189AE5  15,709  15,500,000 PRN      Shared-Defined 1   15,500,000
Pioneer Natural Resource    Note2.8750% 2038-01-15 '13  723787AH0  25,663  21,500,000 PRN      Shared-Defined 1   21,500,000
Sonic Automotive Inc        Note5.000% 2029-10-01 '14   83545GAQ5   3,856   3,500,000 PRN      Shared-Defined 1    3,500,000
Synnex Corp                 Note 4.0000% 2018-05-15     87162WAB6   9,037   8,250,000 PRN      Shared-Defined 1    8,250,000
Tech Data Corp              Note2.7500% 2026-12-15 '11  878237AE6  13,566  13,500,000 PRN      Shared-Defined 1   13,500,000
Textron Inc                 Note 4.5000% 2013-05-01     883203BN0  41,253  27,114,000 PRN      Shared-Defined 1   27,114,000
USEC Inc                    Note 3.0000% 2014-10-01     90333EAC2  10,247  19,409,000 PRN      Shared-Defined 1   19,409,000
United Therapeutics Corp    Note 0.5000% 2011-10-15     91307CAD4  21,574  20,890,000 PRN      Shared-Defined 1   20,890,000
Western Refining Inc        Note 5.7500% 2014-06-15     959319AC8  14,602  10,750,000 PRN      Shared-Defined 1   10,750,000
US Steel Corp               Note 4.0000% 2014-05-15     912909AE8  15,115  14,500,000 PRN      Shared-Defined 1   14,500,000
VERIFONE SYS INC            Note 1.3750% 2012-06-15     92342YAB5  19,792  19,000,000 PRN      Shared-Defined 1   19,000,000
SESI L L C                  Note FLOAT 2026-12-15 '11   78412FAH7   3,985   4,000,000 PRN      Shared-Defined 1    4,000,000
DST 2011-11-19 55.000
  C A OPQ OTC               LISTED EQUITY OPTIONS       233326107   5,698     130,000 SH  Call Shared-Defined 1      130,000
NUVA 2011-10-22 20.000
  C A OPQ                   LISTED EQUITY OPTIONS       670704105     256      15,000 SH  Call Shared-Defined 1       15,000
SYMC 2012-01-21 22.500
  C A OPQ                   LISTED EQUITY OPTIONS       871503108  16,300   1,000,000 SH  Call Shared-Defined 1    1,000,000
TEX 2011-10-22 19.000
  C A OPQ                   LISTED EQUITY OPTIONS       880779103     164      16,000 SH  Call Shared-Defined 1       16,000
UUP 2011-10-22 22.000
  C A OPQ                   LISTED EQUITY OPTIONS       36D107     16,729     750,000 SH  Call Shared-Defined 1      750,000
AUTOLIV Inc                 CONV PREF STK               052800208   2,638      40,000 SH       Shared-Defined 1       40,000
CITIGROUP INC               WARRANTS                    172967226  46,002   1,795,900 SH       Shared-Defined 1    1,795,900
GENERAL MOTORS EQY WARRANT
  EXP 07/10/2016 (NYS)      WARRANTS                    37045V118  21,020   1,041,626 SH       Shared-Defined 1    1,041,626
HECKMANN CORP               WARRANTS                    422680116   4,048     765,300 SH       Shared-Defined 1      765,300
ALERE INC (NYS)             CONV PREF STK               01449J204  11,151      57,624 SH       Shared-Defined 1       57,624
AMERIGROUP ORD (NYS)        EQUITY                      03073T102     228       5,850 SH       Shared-Defined 1        5,850
CHENIERE ENERGY ORD (ASE)   EQUITY                      16411R208   6,073   1,179,270 SH       Shared-Defined 1    1,179,270
CITIGROUP INC (NYS)         WARRANTS                    172967234  38,223   1,492,200 SH       Shared-Defined 1    1,492,200
E M C CORP MASS             EQUITY                      268648102     539      25,700 SH       Shared-Defined 1       25,700
SYMANTEC CORP               EQUITY                      871503108     701      43,000 SH       Shared-Defined 1       43,000